AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.6%
Long-Term Municipal Bonds – 96.6%
Pennsylvania – 89.9%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2036	$	1,600	$1,682,951
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Corp. Revenue) Series 2022 5.25%, 05/01/2042(a)		495	493,684
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2043		500	519,751
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040		750	468,952
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027		420	364,960
Bucks County Water and Sewer Authority AGM Series 2015-A 5.00%, 12/01/2037		780	789,178
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018-A 5.00%, 11/15/2042		1,000	1,030,617
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043		650	635,050
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 6.00%, 10/15/2052(a)		200	200,785
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 03/01/2038(a)		300	297,612
City of Erie Higher Education Building Authority (Gannon University) Series 2021 4.00%, 05/01/2036		300	280,725
4.00%, 05/01/2041		250	216,303
City of Philadelphia PA Water & Wastewater Revenue Series 2018-A 5.00%, 10/01/2048		1,000	1,051,021
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031		2,500	2,687,413

	Principal Amount (000)		U.S. $ Value

Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2034	$	450	$482,850
5.00%, 07/01/2035		750	802,393
5.00%, 07/01/2036		1,000	1,065,033
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046		635	644,622
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032		1,625	1,583,137
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033		660	678,283
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2037		1,100	1,107,746
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052		1,000	1,045,973
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035		765	635,250
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-B 5.25%, 03/01/2037		520	522,211
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 6.00%, 06/30/2061		1,000	1,131,487
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)		270	199,570
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042		1,000	1,003,809

	Principal Amount (000)		U.S. $ Value

Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A1 4.00%, 04/15/2040	$	670	$670,017
Series 2022-C 4.00% (MUNIPSA + 0.70%), 11/15/2047(b)		1,000	987,702
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2017 4.00%, 08/15/2042		1,000	981,993
Pennsylvania State University (The) Series 2020-A 4.00%, 09/01/2050		500	486,593
Series 2020-D 2.79%, 09/01/2043		1,000	736,018
Pennsylvania Turnpike Commission Series 2021-C 4.00%, 12/01/2043		1,290	1,290,214
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2018-B 5.00%, 12/01/2038		1,000	1,062,172
5.00%, 12/01/2043		1,000	1,049,052
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 3.24% (MUNIPSA + 0.85%), 07/15/2041(b)		1,000	999,069
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040		400	400,162
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030		220	225,067
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056		500	379,371
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)		1,000	1,007,545
5.00%, 06/15/2050(a)		1,000	978,450
Philadelphia Authority for Industrial Development (St Joseph’s University) Series 2022 5.50%, 11/01/2060		2,000	2,147,197
Philadelphia Authority for Industrial Development (Tacony Academy Charter School) Series 2023 5.50%, 06/15/2043(a)		500	505,021

	Principal Amount (000)		U.S. $ Value

Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 04/01/2029	$	1,000	$1,016,558
Philadelphia Energy Authority (The) (City of Philadelphia PA Lease) Series 2023 5.00%, 11/01/2040		1,200	1,330,408
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.517% (SOFR + 0.80%), 09/01/2040(a) (b)		2,000	1,948,620
School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044		750	792,090
Series 2023-A 5.25%, 09/01/2043		1,000	1,115,775
Scranton School District/PA BAM Series 2017-E 5.00%, 12/01/2033		500	533,695
5.00%, 12/01/2034		800	853,576
5.00%, 12/01/2035		500	532,138
State Public School Building Authority (Harrisburg School District) AGM Series 2016 5.00%, 12/01/2029		865	908,832
State Public School Building Authority (Pre-refunded - US Treasuries) AGM Series 2016 5.00%, 12/01/2029		135	142,805

			44,701,506

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)		135	147,710

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)		100	101,777

Guam – 2.7%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036		100	82,693
Series 2023 5.25%, 10/01/2031		100	104,034
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(a)		250	248,597
Guam Power Authority Series 2017-A 5.00%, 10/01/2036		120	124,594
5.00%, 10/01/2040		525	537,761

	Principal Amount (000)		U.S. $ Value

Territory of Guam Series 2019 5.00%, 11/15/2031	$	75	$77,687
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046		150	146,998

			1,322,364

Kentucky – 0.6%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2041		315	319,242

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036		35	36,132

New Jersey – 0.8%
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046		395	402,372

New York – 0.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)		180	180,254

Puerto Rico – 1.4%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033		100	64,316
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		100	99,992
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(c) (d)		225	157,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029		100	82,226
Series 2019-A 4.329%, 07/01/2040		65	64,540
5.00%, 07/01/2058		250	251,250

			719,824

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	$120	$111,028

Total Municipal Obligations (cost $48,748,823)		48,042,209

	Shares

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(e) (f) (g) (cost $887,502)	887,502	887,502

Total Investments – 98.4% (cost $49,636,325)(h)		48,929,711
Other assets less liabilities – 1.6%		782,670

Net Assets – 100.0%		$49,712,381

CENTRALLY CLEARED INTEREST RATE SWAPS
			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,500	01/15/2027	1 Day SOFR	3.892%	Annual	$(30,639)	$—	$(30,639)
USD	2,300	04/20/2028	1 Day SOFR	3.394%	Annual	(96,541)	—	(96,541)
USD	850	04/30/2030	1 Day SOFR	3.075%	Annual	(55,121)	—	(55,121)
USD	900	07/31/2030	1 Day SOFR	3.897%	Annual	(8,519)	—	(8,519)
USD	700	07/31/2030	1 Day SOFR	4.016%	Annual	(2,032)	—	(2,032)
USD	800	11/01/2030	1 Day SOFR	3.474%	Annual	(23,464)	—	(23,464)
USD	800	11/01/2030	1 Day SOFR	4.190%	Annual	9,119	—	9,119
USD	700	11/01/2030	1 Day SOFR	3.878%	Annual	(4,336)	—	(4,336)
USD	500	11/01/2030	1 Day SOFR	3.641%	Annual	(9,303)	—	(9,303)
USD	365	04/15/2032	3.229%	1 Day SOFR	Annual	23,232	—	23,232
USD	1,200	03/31/2033	3.206%	1 Day SOFR	Annual	81,164	—	81,164

						$(116,440)	$—	$(116,440)

INTEREST RATE SWAPS
				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA*	Quarterly	$112,342	$—	$ 112,342

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $6,420,653 or 12.9% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 29, 2024.
(c)	Non-income producing security.
(d)	Defaulted.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,007,872 and gross unrealized depreciation of investments was $(1,718,584), resulting in net unrealized depreciation of $(710,712).

As of February 29, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.1% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Municipal Income Fund II

AB Pennsylvania Portfolio

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$48,042,209	$—	$48,042,209
Short-Term Investments	887,502	—	—	887,502

Total Investments in Securities	887,502	48,042,209	—	48,929,711
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	113,515	—	113,515
Interest Rate Swaps	—	112,342	—	112,342

Investments in Securities:	Level 1	Level 2	Level 3	Total
Liabilities:
Centrally Cleared Interest Rate Swaps	$—	$(229,955)	$—	$(229,955)

Total	$887,502	$48,038,111	$—	$48,925,613

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 29, 2024 is as follows:

Fund	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,301	$8,352	$8,765	$888	$35